Proposed Offering (Details) - USD ($)			3 Months Ended	6 Months Ended
	Mar. 10, 2020	Jan. 24, 2020	Jun. 30, 2020	Jun. 30, 2020	Mar. 05, 2020
Public Offering
Price per unit		$ 12.00			$ 12.00
Par value per share			$ 0.0001	$ 0.0001
Exercise price of warrants		$ 1.50	$ 1.50	$ 1.50
Warrants exercisable term after the completion of a business combination	30 days		30 days
Warrants exercisable term from the closing of the public offering	12 months		12 months
Threshold period to complete Business Combination		24 months
Percentage of additional fee per unit		3.50%
Payments of underwriting discount				$ 13,800,000
Deferred underwriting compensation			$ 24,150,000	$ 24,150,000
Class A common stock
Public Offering
Number of shares authorized		380,000,000	380,000,000	380,000,000
Price per unit			$ 10.00	$ 10.00
Par value per share		$ 0.0001	0.0001	0.0001
Exercise price of warrants		$ 11.50	$ 11.50	$ 11.50
Class B common stock
Public Offering
Number of shares authorized		20,000,000	20,000,000	20,000,000
Par value per share		$ 0.0001	$ 0.0001	$ 0.0001
Public Offering
Public Offering
Sale of Units to the public at $10.00 per unit (in shares)				69,000,000
Price per unit	$ 10.00
Number of warrants in a unit	0.25
Payments of underwriting discount	$ 13,800,000
Underwriting discount per unit	$ 0.20
Deferred underwriting compensation	$ 24,150,000
Deferred underwriting discount per unit	$ 0.35
Public Offering | Class A common stock
Public Offering
Price per unit	$ 11.50
Number of Shares Issued Per Unit	1
Number of shares issuable per warrant	1
Over-allotment
Public Offering
Number of shares authorized	9,000,000
Sale of Units to the public at $10.00 per unit (in shares)				9,000,000
Number of Shares Issued Per Unit	9,000,000
Proposed Offering
Public Offering
Units authorized to be issued		60,000,000
Price per unit		$ 10.00
Number of warrants in a unit		0.25
Warrants exercisable term after the completion of a business combination		30 days
Warrants exercisable term from the closing of the public offering		12 months
Percentage of underwriting discount per unit		2.00%
Proposed Offering | Class A common stock
Public Offering
Number of Shares Issued Per Unit		1
Par value per share		$ 0.0001
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Over-allotment option
Public Offering
Units authorized to be issued		9,000,000
Number of days option provided		45 days